Summary of Principal Accounting Policies - Schedule of Amortization of Intangible Assets, Estimated Useful Lives (Details)	Dec. 31, 2024
Finite-lived trademarks [Member]
Summary of Principal Accounting Policies - Schedule of Amortization of Intangible Assets, Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Technology [Member]
Summary of Principal Accounting Policies - Schedule of Amortization of Intangible Assets, Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Network rights [Member]
Summary of Principal Accounting Policies - Schedule of Amortization of Intangible Assets, Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Reacquired rights [Member]
Summary of Principal Accounting Policies - Schedule of Amortization of Intangible Assets, Estimated Useful Lives (Details) [Line Items]
Estimated useful lives description	the remaining franchise term
Minimum [Member] | Purchased software [Member]
Summary of Principal Accounting Policies - Schedule of Amortization of Intangible Assets, Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Purchased software [Member]
Summary of Principal Accounting Policies - Schedule of Amortization of Intangible Assets, Estimated Useful Lives (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years